Income Taxes - Changes in Net Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Net deferred tax liabilities at January 1,	$ 685	$ 877
Aquisition of KNOT Shuttle Tankers 26 AS	99
Change in temporary differences	(198)	(207)
Translation differences	38	15
Net deferred tax liabilities at December 31,	$ 624	$ 685